UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 143.21%
Corporate-Backed Revenue Bonds – 6.81%
Cloquet Pollution Control
Revenue
(Potlatch Project) 5.90%
10/1/26	5,500,000	$5,503,465
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,223,687
St. Paul Port Authority
Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 4.50%
10/1/37 (AMT)	3,005,000	2,776,259
		11,503,411
Education Revenue Bonds – 16.59%
Baytown Township Lease
Revenue
(St. Croix Preparatory
Academy) 5.75% 8/1/42	300,000	300,993
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43	500,000	514,405
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	748,174
Minnesota Higher Education
Facilities Authority Revenue
(Augsburg College) Series
6-J1 5.00% 5/1/28	1,500,000	1,513,425
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,106,540
Series D 5.00% 3/1/30	1,120,000	1,257,670
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	315,300
Series 7-M 5.125%
3/1/36	275,000	287,911
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	743,939
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,075,710
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,448,023
Series 7-A 5.00%
10/1/39	1,000,000	1,085,690
Series 7-U 5.00% 4/1/20	495,000	579,195
Series 7-U 5.00% 4/1/21	450,000	529,285
Series 7-U 5.00% 4/1/22	750,000	886,470
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	806,055
University of Minnesota
Series A 5.25% 12/1/28	500,000	594,195
Series A 5.25% 4/1/29	1,000,000	1,152,150
Series C 5.00% 12/1/19	1,290,000	1,518,046
Series D 5.00% 12/1/27	1,110,000	1,286,179
Series D 5.00% 12/1/28	1,880,000	2,172,453
Series D 5.00% 12/1/29	2,265,000	2,602,417
Series D 5.00% 12/1/31	1,000,000	1,140,330
Series D 5.00% 12/1/36	3,000,000	3,361,410
		28,025,965
Electric Revenue Bonds – 11.00%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,240,604
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,073,310
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	250,000	264,655
Minnesota Municipal Power
Agency Electric Revenue
Series A 5.00% 10/1/34	3,400,000	3,436,992
Series A 5.25% 10/1/19	1,610,000	1,629,545
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	115,602
Series A 5.00% 1/1/30	340,000	382,684
Rochester Electric Utility
Revenue
Series B 5.00% 12/1/30	1,300,000	1,511,354
Series B 5.00% 12/1/43	1,000,000	1,123,290
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.25% 1/1/30	1,030,000	1,116,767

(continues)       NQ-OVJ [6/14] 8/14 (13018) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	$3,552,360
Series A 5.00% 1/1/26	1,000,000	1,175,770
Series A 5.00% 1/1/40	750,000	839,318
Series A 5.00% 1/1/46	1,000,000	1,113,100
		18,575,351
Healthcare Revenue Bonds – 38.06%
Anoka Health Care Facilities
Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,264,932
Center City Health Care
Facilities Revenue
(Hazelden Foundation
Project)
4.75% 11/1/31	850,000	886,125
5.00% 11/1/41	1,600,000	1,689,488
City of Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	500,540
City of Shakopee
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	205,160
5.00% 9/1/34	165,000	180,398
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Refunding Series A 5.00%
8/1/48	500,000	477,885
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	271,275
Series A 5.00% 4/1/40	270,000	260,507
Duluth Economic
Development Authority
Revenue
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,000,000	1,074,860
6.00% 6/15/39	1,000,000	1,079,950
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,022,460
Maple Grove Health Care
System Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,128,149
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 6.375%
11/15/23	1,105,000	1,300,994
Series A 6.625%
11/15/28	1,150,000	1,362,842
Series B 6.50% 11/15/38
(ASSURED GTY)	2,295,000	2,695,248
Series D 5.00% 11/15/34
(AMBAC)	2,000,000	2,026,400
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25	1,000,000	1,036,790
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Childrens Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	533,335
Minnesota Agricultural &
Economic Development
Board Revenue
Un-Refunded Balance
Series A 5.75% 11/15/26
(NATL-RE)	100,000	100,156
Series A 6.375%
11/15/29	195,000	195,872
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,361,203
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,324,237
Rochester Health Care
Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,860,000	4,997,149

2 NQ-OVJ [6/14] 8/14 (13018)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care
Facilities Revenue
Series C 4.50%
11/15/38 •	2,000,000	$2,318,920
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,019,550
Series A 5.30% 9/1/37	600,000	605,070
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39 (ASSURED
GTY)	1,500,000	1,640,355
Series A 5.125% 5/1/30	5,175,000	5,775,662
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services)
5.75% 7/1/39	3,315,000	3,641,826
Series C 5.50% 7/1/23	1,000,000	1,104,570
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A 5.00% 11/15/18
(NATL-RE)	1,380,000	1,563,485
Series A-1 5.25%
11/15/29	1,395,000	1,575,025
(Health Partners Obligation
Group Project) 5.25%
5/15/36	2,000,000	2,065,180
St. Paul Housing &
Redevelopment Authority
Hospital Revenue
(Health East Project)
6.00% 11/15/30	2,775,000	2,905,564
6.00% 11/15/35	2,500,000	2,610,025
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Carondelet Village
Project) Series A 6.00%
8/1/42	770,000	808,900
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,203,012
Series A 4.75% 11/1/31	740,000	732,200
Washington County Housing
& Redevelopment Authority
Revenue
(Birchwood & Woodbury
Projects) Series A 5.625%
6/1/37	1,500,000	1,506,420
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	451,857
Series A 5.75% 11/1/39	945,000	1,019,797
Series A 6.00% 5/1/47	1,475,000	1,605,095
Winona Health Care Facilities
Revenue
(Winona Health Obligated
Group)
4.75% 7/1/27	785,000	817,727
5.00% 7/1/23	1,010,000	1,068,348
5.00% 7/1/34	750,000	782,835
(Winona Health Obligation)
4.65% 7/1/26	465,000	483,451
		64,280,829
Housing Revenue Bonds – 4.37%
Minneapolis Multifamily
Housing Revenue
(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC-U.S. Bank N.A.) •	800,000	802,800
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	540,000	540,329
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	1,960,000	1,985,990
Minnesota State Housing
Finance Agency
(Residential Housing)
Series D 4.75% 7/1/32
(AMT) •	760,000	767,950
Series I 5.15% 7/1/38
(AMT)	580,000	585,672
Series L 5.10% 7/1/38
(AMT)	1,205,000	1,251,682

(continues)     NQ-OVJ [6/14] 8/14 (13018) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)
(FHLMC)	1,360,000	$1,441,355
		7,375,778
Lease Revenue Bonds – 15.29%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	893,716
Series A 5.00% 6/1/38	5,500,000	6,196,850
Series A 5.00% 6/1/43	1,750,000	1,946,035
Series B 4.00% 3/1/26	3,375,000	3,672,236
Series B 5.00% 3/1/21	1,500,000	1,794,705
Series B 5.00% 3/1/29	3,525,000	4,052,833
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,173,806
5.00% 8/1/36	4,000,000	4,430,440
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	690,785
5.375% 10/1/30	965,000	983,123
		25,834,529
Local General Obligation Bonds – 8.44%
City of Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,940,000	3,065,303
Dakota County Community
Development Agency
(Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,126,037
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,143,360
Rocori Independent School
District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	1,155,965
Series B 5.00% 2/1/24	1,075,000	1,226,274
Series B 5.00% 2/1/25	1,115,000	1,267,688
Series B 5.00% 2/1/26	1,155,000	1,313,166
St. Paul Independent School
District No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,567,358
Series B 5.00% 2/1/26	1,000,000	1,183,370
Thief River Falls Independent
School District No. 564
(School Building) Series A
4.00% 2/1/32	20,000	21,118
Washington County Housing
& Redevelopment Authority
Series B 5.50% 2/1/22
(NATL-RE)	525,000	526,249
Series B 5.50% 2/1/32
(NATL-RE)	655,000	656,559
		14,252,447
Pre-Refunded/Escrowed to Maturity Bonds – 18.54%§
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue
(Bloomington Single Family
Residential Mortgage)
Series B 8.375% 9/1/21
(GNMA) (FHA) (VA)	7,055,000	9,715,582
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center) 5.25%
9/1/34-14	1,560,000	1,587,706
Southern Minnesota
Municipal Power Agency
Power Supply Revenue
Series A 5.75% 1/1/18	2,750,000	2,853,427
St. Paul Housing &
Redevelopment Authority
Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,508,334
5.55% 11/1/23 (NATL-RE)
(IBC)	4,200,000	4,580,436
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,816,360
Series A 5.75% 7/1/18	2,000,000	2,374,880

4 NQ-OVJ [6/14] 8/14 (13018)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
University of Minnesota
Hospital & Clinics
6.75% 12/1/16	2,580,000	$2,875,436
		31,312,161
Special Tax Revenue Bonds – 5.38%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	157,926
Hennepin County Sales Tax
Revenue
(Second Lien-Ballpark
Project) Series B 4.75%
12/15/27	1,905,000	2,094,605
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,176,650
Series 1 5.50% 12/1/24
(AMT)	1,000,000	1,018,860
Series 5 5.70% 12/1/27	375,000	379,905
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,299,745
St. Paul Port Authority
(Brownsfields
Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	966,027
		9,093,718
State General Obligation Bonds – 11.74%
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,645,760
Series B 5.00% 10/1/29	3,315,000	3,866,052
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	6,110,250
Minnesota State Refunding
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,205,737
		19,827,799
Transportation Revenue Bonds – 5.37%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	2,600,000	3,051,750
5.00% 1/1/22	670,000	775,833
Series A 5.00% 1/1/35
(AMBAC)	2,000,000	2,036,300
Subordinate
Series B 5.00% 1/1/26	540,000	614,212
Series B 5.00% 1/1/27	1,190,000	1,344,141
Series B 5.00% 1/1/30	500,000	555,910
Series B 5.00% 1/1/31	250,000	276,730
St. Paul Port Authority
Revenue
(Amherst H Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	408,998
		9,063,874
Water & Sewer Revenue Bonds – 1.62%
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,233,543
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,513,163
		2,746,706
Total Municipal Bonds
(cost $230,348,458)		241,892,568

Short-Term Investment – 0.47%
Variable Rate Demand Note – 0.47%¤
Minneapolis-St. Paul Housing
& Redevelopment Authority
Health Care Revenue
Series B-1 (Allina Health
System)
0.03% 11/15/35 (LOC-
JPMorgan Chase Bank
N.A.)	800,000	800,000
Total Short-Term Investment
(cost $800,000)		800,000

Total Value of
Securities – 143.68%
(cost $231,148,458)		242,692,568

(continues)     NQ-OVJ [6/14] 8/14 (13018) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

Liquidation Value of
Preferred
Stock – (44.40%)	(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 0.72%	1,215,116
Net Assets – 100.00%	$168,907,684
____________________

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of June 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
IBC – Insured Bond Certificate
LOC – Line of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

6 NQ-OVJ [6/14] 8/14 (13018)

Notes

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$231,148,458
Aggregate unrealized appreciation	$11,544,111
Aggregate unrealized depreciation	—
Net unrealized appreciation	$11,544,111

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

(continues)     NQ-OVJ [6/14] 8/14 (13018) 7

Notes

June 30, 2014 (Unaudited)

2. Investments (continued)

Losses that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$803,182	$1,054,684

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 2
Municipal Bonds	$241,892,568
Short-Term Investments	800,000
Total	$242,692,568

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Preferred Stock

On Nov. 15, 2011, the Fund issued $75,000,000 Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with the Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

8 NQ-OVJ [6/14] 8/14 (13018)

(Unaudited)

The Fund is obligated to redeem its VMTP Shares on Dec. 1, 2016, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, at par after Dec. 1, 2013. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly, subject to adjustments in certain circumstances. The VMTP Shares are treated as equity for tax and reporting purposes.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments, or funding redemptions), the Fund will pay additional fees with respect to the leverage.

4. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issues in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At June 30, 2014, 6.97% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

NQ-OVJ [6/14] 8/14 (13018) 9

Notes

June 30, 2014 (Unaudited)

4. Geographic, Credit, and Market Risk (continued)

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

10 NQ-OVJ [6/14] 8/14 (13018)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: